AVAILABLE-FOR-SALE INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
Disclosure of available-for-sale financial assets [line items]
Available-for-sale investments	¥ 296,414	$ 45,558		¥ 53,826
Maximum [member]
Disclosure of available-for-sale financial assets [line items]
Percentage of equity interests held by the Group in certain unlisted companies	2.00%

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.